DREMAN CONTRARIAN FUNDS

Dreman High Opportunity Fund
Dreman Market Over-Reaction Fund
Dreman Contrarian International Value Fund

Supplement to the Prospectus dated March 1, 2010

Effective immediately, F. James Hutchinson is no longer a member of the portfolio management team for the Dreman High Opportunity Fund and the Dreman Market Over-Reaction Fund.  All references in the prospectus to Mr. Hutchinson as portfolio manager are hereby deleted in their entirety.

Also effective immediately, Mark Roach is a member of the portfolio management team for the Dreman High Opportunity Fund, the Dreman Market Over-Reaction Fund, and the Dreman Contrarian International Value Fund.  Information regarding Mr. Roach’s background can be found in the current prospectus under the heading “Management of the Funds”.

This Supplement and the Prospectus dated March 1, 2010 provide information that you should know before investing in the Funds and should be retained for future reference.  Additional information is included in the Statement of Additional Information for the Funds dated March 1, 2010, as supplemented, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

Supplement dated January 7, 2011

DREMAN CONTRARIAN FUNDS

Dreman High Opportunity Fund
Dreman Market Over-Reaction Fund
Dreman Contrarian International Value Fund

Supplement to the Statement of Additional Information dated March 1, 2010

Effective immediately, F. James Hutchinson is no longer a member of the portfolio management team for the Dreman High Opportunity Fund and the Dreman Market Over-Reaction Fund.  All references in the Statement of Additional Information to Mr. Hutchinson as portfolio manager are hereby deleted in their entirety.

Also effective immediately, Mark Roach is a member of the portfolio management team for the Dreman High Opportunity Fund, the Dreman Market Over-Reaction Fund, and the Dreman Contrarian International Value Fund.  Information regarding Mr. Roach’s compensation structure and a description of other accounts he manages can be found in the current Statement of Additional Information under the heading “About the Portfolio Managers.”  As of December 31, 2010, Mr. Roach owned shares of the International Value Fund valued at $10,001 - $50,000.  He did not own shares of the High Opportunity Fund or the Market Over-Reaction Fund.

Shareholders should read this supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus.  These documents provide information that you should know before investing, and should be retained for future reference.  These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

 Supplement dated January 7, 2011